Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	2.13269%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,860,158.37

Principal:
Principal Collections	$22,441,077.91
Prepayments in Full	$10,684,955.47
Liquidation Proceeds	$366,801.86
Recoveries	$96,356.90
Sub Total	$33,589,192.14
Collections	$35,449,350.51

Purchase Amounts:
Purchase Amounts Related to Principal	$182,813.92
Purchase Amounts Related to Interest	$556.36
Sub Total	$183,370.28

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,632,720.79

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	15
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,632,720.79
Servicing Fee	$721,356.80	$721,356.80	$0.00	$0.00	$34,911,363.99
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,911,363.99
Interest - Class A-2a Notes	$141,614.45	$141,614.45	$0.00	$0.00	$34,769,749.54
Interest - Class A-2b Notes	$222,967.58	$222,967.58	$0.00	$0.00	$34,546,781.96
Interest - Class A-3 Notes	$526,294.17	$526,294.17	$0.00	$0.00	$34,020,487.79
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$33,860,337.87
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,860,337.87
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$33,790,409.12
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,790,409.12
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$33,739,886.95
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,739,886.95
Regular Principal Payment	$30,879,116.24	$30,879,116.24	$0.00	$0.00	$2,860,770.71
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,860,770.71
Residual Released to Depositor	$0.00	$2,860,770.71	$0.00	$0.00	$0.00
Total		$35,632,720.79

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,879,116.24
Total					$30,879,116.24
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$15,439,558.12	$66.24	$141,614.45	$0.61	$15,581,172.57	$66.85
Class A-2b Notes	$15,439,558.12	$66.24	$222,967.58	$0.96	$15,662,525.70	$67.20
Class A-3 Notes	$0.00	$0.00	$526,294.17	$1.41	$526,294.17	$1.41
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$30,879,116.24	$23.73	$1,171,477.04	$0.90	$32,050,593.28	$24.63

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$114,051,908.12	0.4892832	$98,612,350.00	0.4230474
Class A-2b Notes	$114,051,908.13	0.4892832	$98,612,350.01	0.4230474
Class A-3 Notes	$373,700,000.00	1.0000000	$373,700,000.00	1.0000000
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$769,623,816.25	0.5915087	$738,744,700.01	0.5677760

Pool Information
Weighted Average APR	2.522%	2.515%
Weighted Average Remaining Term	44.09	43.25
Number of Receivables Outstanding	42,561	41,685
Pool Balance	$865,628,162.01	$831,483,100.02
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$801,578,866.27	$770,187,574.10
Pool Factor	0.6137603	0.5895502

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$61,295,525.92
Targeted Overcollateralization Amount	$92,738,400.01
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$92,738,400.01

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		102	$469,412.83
(Recoveries)		58	$96,356.90
Net Loss for Current Collection Period			$373,055.93
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5172%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3752%
Second Prior Collection Period			0.4799%
Prior Collection Period			0.3977%
Current Collection Period			0.5276%
Four Month Average (Current and Prior Three Collection Periods)			0.4451%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1350	$5,163,490.47
(Cumulative Recoveries)			$745,638.53
Cumulative Net Loss for All Collection Periods			$4,417,851.94
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3132%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,824.81
Average Net Loss for Receivables that have experienced a Realized Loss			$3,272.48

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.93%	339	$7,724,561.37
61-90 Days Delinquent	0.12%	40	$1,012,259.66
91-120 Days Delinquent	0.01%	4	$94,504.78
Over 120 Days Delinquent	0.06%	17	$487,365.11
Total Delinquent Receivables	1.12%	400	$9,318,690.92

Repossession Inventory:
Repossessed in the Current Collection Period		34	$862,192.38
Total Repossessed Inventory		49	$1,209,619.59

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1152%
Prior Collection Period			0.1527%
Current Collection Period			0.1463%
Three Month Average			0.1381%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1917%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	15

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer